Details of Consolidated Statements of Cash Flows - Details of Items Not Involving Current Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Cash Flows [Abstract]
Depreciation and amortization	$ 1,063	$ 801	$ 686
Other non-cash charges	189	154	110
Amortization of other assets included in cost of goods sold	138	113	80
Non-cash portion of Other expense (income), net	0	(188)	147
Impairment charges	55	25	0
Deferred income taxes	(100)	(46)	(76)
Equity income	(196)	(151)	(121)
Items not involving current cash flows	$ 1,149	$ 708	$ 826